Subsequent Events (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 11, 2023	Jul. 08, 2020	Jun. 12, 2020	Jan. 09, 2020	Aug. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares							180,000,000
Exercise price per share		$ 0.08	$ 0.08	$ 0.11	$ 0.07
Aggregate amount paid						$ 675
Pre-funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Net of direct issuance costs						$ 6,808
Unregistered Pre-funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares						109,091,100
Exercise price per share						$ 0.018
Placement Agent Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares						28,636,500
Exercise price per share						$ 0.022
Maximum [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share							$ 0.067
Minimum [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share							$ 0.018
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares	210,000,000							319,091,100
Exercise price per share	$ 0.018
RD Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares	90,000,000
Exercise price per share	$ 0.018
Series A Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares						109,091,100
Exercise price per share						$ 0.02
Series A Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares	300,000,000
Exercise price per share	$ 0.02
Series B warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares						109,091,100
Exercise price per share						$ 0.018
Series B warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares	300,000,000
Exercise price per share	$ 0.018